Employee Benefit Plan, Schedule, Asset Held for Investment (Details) shares in Thousands, $ in Thousands	12 Months Ended
Mar. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Plan Number	001
EBP, Plan Name	ADVANCED DRAINAGE SYSTEMS, INC.RETIREMENT AND STOCK OWNERSHIP PLAN
Investment, Identifier [Axis]: Advanced Drainage Systems, Inc.
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 562,419
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 562,419
EBP, Investment, Number of Shares | shares	5,176
Investment, Identifier [Axis]: DWS RREEF Real Assets Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 2,520
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 2,520
EBP, Investment, Number of Shares | shares	208
Investment, Identifier [Axis]: Dodge & Cox Income Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 11,012
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 11,012
EBP, Investment, Number of Shares | shares	873
Investment, Identifier [Axis]: Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 86,509
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 86,509
EBP, Investment, Number of Shares | shares	443
Investment, Identifier [Axis]: Fidelity Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 12,751
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 12,751
EBP, Investment, Number of Shares | shares	154
Investment, Identifier [Axis]: Fidelity International Index Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 8,761
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 8,761
EBP, Investment, Number of Shares | shares	171
Investment, Identifier [Axis]: Fidelity Stock Selector Small Cap Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 6,942
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 6,942
EBP, Investment, Number of Shares | shares	204
Investment, Identifier [Axis]: Fidelity US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 8,284
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 8,284
EBP, Investment, Number of Shares | shares	796
Investment, Identifier [Axis]: Growth Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 4,180
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 4,180
EBP, Investment, Number of Shares | shares	76
Investment, Identifier [Axis]: JP Morgan US Equity Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 22,623
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 22,623
EBP, Investment, Number of Shares | shares	960
Investment, Identifier [Axis]: Principal Stable Value Z Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 38,363
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 38,363
EBP, Investment, Number of Shares | shares	1,498
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 3,748
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 3,748
EBP, Investment, Number of Shares | shares	140
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 18,404
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 18,404
EBP, Investment, Number of Shares | shares	978
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 56,702
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 56,702
EBP, Investment, Number of Shares | shares	1,494
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 66,923
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 66,923
EBP, Investment, Number of Shares | shares	2,790
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 49,650
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 49,650
EBP, Investment, Number of Shares | shares	1,151
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 45,836
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 45,836
EBP, Investment, Number of Shares | shares	1,551
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 35,746
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 35,746
EBP, Investment, Number of Shares | shares	721
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 24,533
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 24,533
EBP, Investment, Number of Shares | shares	444
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 13,251
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 13,251
EBP, Investment, Number of Shares | shares	260
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 6,789
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 6,789
EBP, Investment, Number of Shares | shares	203
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 6,022
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 6,022
EBP, Investment, Number of Shares | shares	227
Investment, Identifier [Axis]: Vanguard Target Retirement Income Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 8,609
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 8,609
EBP, Investment, Number of Shares | shares	652